RISK MANAGEMENT - Liquidity Risk - Liquid assets and LRI (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	$ 11,480,613	$ 10,936,886
Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	6,013,484	5,913,723
Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,708,977	3,622,232
Banco Commercial Av Villas S A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,777,483	2,035,362
Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,648,321	1,131,464
Later than one day and not later than seven days [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	9,127,754	10,370,295
Later than one day and not later than seven days [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	5,381,263	5,244,524
Later than one day and not later than seven days [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,196,520	3,305,221
Later than one day and not later than seven days [member] | Banco Commercial Av Villas S A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,489,391	1,724,944
Later than one day and not later than seven days [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,238,060	585,045
Not later than one month [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,141,891	8,892,523
Not later than one month [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	3,449,519	4,185,759
Not later than one month [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	543,111	2,505,573
Not later than one month [member] | Banco Commercial Av Villas S A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	573,001	1,304,447
Not later than one month [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	970,752	386,081
Later than one month and not later than three months [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets		321,897
Liquid assets (liabilities)	(14,048,998)
Later than one month and not later than three months [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets		1,631,575
Liquid assets (liabilities)	(1,382,231)
Later than one month and not later than three months [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets		164,075
Liquid assets (liabilities)	(2,426,968)
Later than one month and not later than three months [member] | Banco Commercial Av Villas S A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(1,756,092)	(37,659)
Later than one month and not later than three months [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	$ 440,603
Liquid assets (liabilities)		$ (159,983)